Vessels, Net, Vessels Held for Sale, and Advances for Vessels Acquisitions and Other Costs, Vessels, Net (Details) $ in Thousands		9 Months Ended		12 Months Ended
	May 31, 2017 USD ($) t	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Accumulated Depreciation [Abstract]
Additions		$ (8,274)	$ (7,735)
Net book value		221,115		$ 254,730
Vessels [Member]
Cost [Abstract]
Beginning balance		275,582	242,462	242,462
Additions		89		33,120
Impairment charges		(6,853)		0
Transfers to held for sale		(22,660)		0
Ending balance		246,158		275,582
Accumulated Depreciation [Abstract]
Beginning balance		(20,852)	$ (10,353)	(10,353)
Additions		(8,220)		(10,499)
Ending balance		(29,072)		(20,852)
Net book value		217,086		254,730
Partnership [Member]
Vessels, Net [Abstract]
Gross purchase price of vessel	$ 32,650
Dead weight tonnage | t	179,213
Capitalized expenditures		$ 89		$ 465